Basis of Presentation and Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

Unless the context otherwise requires, the “Company”, refers, for periods prior to the completion of the Transaction, to AP WIP Investments, and its subsidiaries and, for periods after the completion of the Transaction, to Radius Global Infrastructure, Inc. and its subsidiaries, including AP WIP Investments and its subsidiaries.

As a result of the Transaction, for accounting purposes, the Company was the acquirer and AP WIP Investments was the acquiree and accounting predecessor to Radius, as Landscape had no operations prior to the Transaction. Accordingly, the financial statement presentation includes the condensed consolidated financial statements of AP WIP Investments as “Predecessor” for periods prior to the Closing Date and Radius as “Successor” for periods including and after the Closing Date, including the consolidation of AP WIP Investments and its subsidiaries. As more fully described in Note 3, the Transaction was accounted for as a business combination under the scope of the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 805, Business Combinations, (“ASC 805”).

The accompanying condensed consolidated financial statements include the accounts of the Company and its majority-owned or controlled subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. For the Successor period from February 10, 2020 through March 31, 2020 and all periods thereafter, Radius consolidated the financial position and results of operations of AP WIP Investments and its subsidiaries. For the Predecessor period, the condensed consolidated financial statements include the accounts of AP WIP Investments and its subsidiaries, as well as a variable interest entity.

The condensed consolidated financial statements included herein have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) and the rules and regulations of Securities and Exchange Commission for interim reporting. The financial information included herein is unaudited. However, the Company believes that all adjustments, which are of a normal and recurring nature, considered necessary for a fair presentation of its financial position and results of operations for such periods have been included herein. The condensed consolidated financial statements and related notes should be read in conjunction with the Company’s Annual Report on Form 10-K for the year ended December 31, 2020 (the “Annual Report”). The results of operations for the three months ended March 31, 2020 are not necessarily indicative of the results that may be expected for the entire year.

Basis of Presentation and Principles of Consolidation

Unless the context otherwise requires, the “Company”, refers, for periods prior to the completion of the Transaction, to AP WIP Investments, and its subsidiaries and, for periods after the completion of the Transaction, to Radius Global Infrastructure, Inc. and its subsidiaries, including AP WIP Investments and its subsidiaries.

As a result of the Transaction, for accounting purposes, the Company is the acquirer and AP WIP Investments is the acquiree and accounting Predecessor to Radius, as Landscape had no operations prior to the Transaction. Accordingly, the financial statement presentation includes the financial statements of AP WIP Investments as “Predecessor” for periods prior to the Closing Date and Radius as “Successor” for periods after the Closing Date, including the consolidation of AP WIP Investments and its subsidiaries. The Transaction was accounted for as a business combination under the scope of the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 805, Business Combinations, (“ASC 805”).

The consolidated financial statements included herein have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) and the rules and regulations of Securities and Exchange Commission (“SEC”). The accompanying consolidated financial statements include the accounts of the Company and its majority-owned or controlled subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

For the Successor period from February 10, 2020 through December 31, 2020, Radius consolidated the financial position and results of operations of AP WIP Investments and its subsidiaries. For the Predecessor periods, the consolidated financial statements include the accounts of AP WIP Investments and its subsidiaries, as well as a variable interest entity (“VIE”).

Use of Estimates

Use of Estimates

The preparation of the condensed consolidated financial statements, in conformity with GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The preparation of the consolidated financial statements, in conformity with GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash includes cash on hand and demand deposits. The Company maintains its deposits at high quality financial institutions and monitors the credit ratings of those institutions. The Company considers all highly liquid investments with an original maturity date of three months or less to be cash equivalents. While cash held by financial institutions may at times exceed federally insured limits, the Company believes that no material credit or market risk exposure exists due to the high quality of the institutions. The Company has not experienced any losses on such accounts.

Cash and Cash Equivalents

Cash includes cash on hand and demand deposits. The Company maintains its deposits at high-quality financial institutions and monitors the credit ratings of those institutions. The Company considers all highly liquid investments with an original maturity date of three months or less to be cash equivalents. While cash held by financial institutions may at times exceed federally insured limits, the Company believes that no material credit or market risk exposure exists due to the high quality of the institutions. The Company has not experienced any losses on such accounts. Gains and losses on highly liquid investments classified as cash equivalents are reported in other income in the consolidated statements of operations.

Restricted Cash

Restricted Cash

The Company is required to maintain cash collateral at certain financial institutions. Additionally, amounts that are required to be held in an escrow account, which, subject to certain conditions, are available to the Company under certain of its loan agreements. Accordingly, these balances contain restrictions as to their availability and usage and are classified as restricted cash in the condensed consolidated balance sheets. The reconciliation of cash and cash equivalents and restricted cash reported within the applicable balance sheet that sum to the total of the same such amounts shown in the condensed consolidated statements of cash flows is as follows:

	Successor		Predecessor
	March 31, 2021	December 31, 2020	February 9, 2020
Cash and cash equivalents	$86,977	$99,896	$33,333
Restricted cash	1,916	1,614	2,642
Restricted cash, long term	107,841	113,938	12,384

Total cash and cash equivalents and restricted cash	$196,734	$215,448	$48,359

Restricted Cash

The Company is required to maintain cash collateral at certain financial institutions. Additionally, amounts that are required to be held in an escrow account, which, subject to certain conditions, are available to the Company under the loan agreements. Accordingly, these balances contain restrictions as to their availability and usage and are classified as restricted cash in the consolidated balance sheets. The reconciliation of cash and cash equivalents and restricted cash reported within the applicable balance sheet that sum to the total of the same such amounts shown in the consolidated statements of cash flows is as follows:

	Successor	Predecessor
	December 31, 2020	February 9, 2020	December 31, 2019
Cash and cash equivalents	$99,896	$33,333	$62,892
Restricted cash	1,614	2,642	1,140
Restricted cash, long term	113,938	12,384	14,014

Total cash and cash equivalents and restricted cash	$215,448	$48,359	$78,046

Fair Value Measurements

Fair Value Measurements

The Company applies ASC Topic 820, Fair Value Measurement (“ASC 820”), which establishes a framework for measuring fair value and clarifies the definition of fair value within that framework. ASC 820 defines fair value as an exit price, which is the price that would be received for an asset or paid to transfer a liability in the Company’s principal or most advantageous market in an orderly transaction between market participants on the measurement date. The fair value hierarchy established in ASC 820 generally requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the entity’s own assumptions based on market data and the entity’s judgments about the assumptions that market participants would use in pricing the asset or liability and are to be developed based on the best information available in the circumstances.

The carrying amounts reflected in the condensed consolidated balance sheets for cash and cash equivalents, restricted cash, trade receivables, prepaid expenses and other current assets, accounts payable and accrued expenses, and rent received in advance approximate fair value due to their short-term nature. As of March 31, 2021 and December 31, 2020, the carrying amounts of the Company’s debt and lease and other leasehold interest liabilities approximated its fair value, as these obligations bear interest at rates currently available for debt with similar maturities and collateral requirements.

Level 1 — Assets and liabilities with unadjusted, quoted prices listed on active market exchanges. Inputs to the fair value measurement are observable inputs, such as quoted prices in active markets for identical assets or liabilities.

Level 2 — Inputs to the fair value measurement are determined using prices for recently traded assets and liabilities with similar underlying terms, as well as direct or indirect observable inputs, such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 — Inputs to the fair value measurement are unobservable inputs, such as estimates, assumptions, and valuation techniques when little or no market data exists for the assets or liabilities.

Fair Value Measurements

The Company applies ASC Topic 820, Fair Value Measurement (“ASC 820”), which establishes a framework for measuring fair value and clarifies the definition of fair value within that framework. ASC 820 defines fair value as an exit price, which is the price that would be received for an asset or paid to transfer a liability in the Company’s principal or most advantageous market in an orderly transaction between market participants on the measurement date. The fair value hierarchy established in ASC 820 generally requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the entity’s own assumptions based on market data and the entity’s judgments about the assumptions that market participants would use in pricing the asset or liability and are to be developed based on the best information available in the circumstances.

The carrying amounts reflected in the consolidated balance sheets for cash and cash equivalents, restricted cash, trade receivables, prepaid expenses and other current assets, accounts payable and accrued expenses, and rent received in advance approximate fair value due to their short-term nature. As of December 31, 2020 (Successor) and December 31, 2019 (Predecessor), the carrying amounts of the Company’s debt and lease and other leasehold interest liabilities approximated its fair value, as the obligation bears interest at rates currently available for debt with similar maturities and collateral requirements.

Level 1 — Assets and liabilities with unadjusted, quoted prices listed on active market exchanges. Inputs to the fair value measurement are observable inputs, such as quoted prices in active markets for identical assets or liabilities.

Level 2 — Inputs to the fair value measurement are determined using prices for recently traded assets and liabilities with similar underlying terms, as well as direct or indirect observable inputs, such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 — Inputs to the fair value measurement are unobservable inputs, such as estimates, assumptions, and valuation techniques when little or no market data exists for the assets or liabilities.

Trade Receivables, Net

Trade Receivables, Net

Trade receivables are recorded at the invoiced amount and are generally unsecured as they are uncollateralized. The Company provides an allowance for doubtful accounts to reduce receivables to their estimated net realizable value. Judgement is exercised in establishing allowances and estimates are based on the tenants’ payment history and liquidity. Any amounts that were previously recognized as revenue and subsequently determined to be uncollectible are charged to bad debt expense included in selling, general and administrative expense in the accompanying condensed consolidated statements of operations. The allowance for doubtful accounts was $769 and $837 at March 31, 2021 and December 31, 2020, respectively.

Trade Receivables, Net

Trade receivables are recorded at the invoiced amount and are generally unsecured as they are uncollateralized. The Company provides an allowance for doubtful accounts to reduce receivables to their estimated net realizable value. Judgement is exercised in establishing allowances and estimates are based on the tenants’ payment history and liquidity. Any amounts that were previously recognized as revenue and subsequently determined to be uncollectible are charged to bad debt expense included in selling, general and administrative expense in the accompanying consolidated statements of operations.

The balances of and changes in the allowance for doubtful accounts are as follows:

	Successor	Predecessor
	Period from February 10, 2020 to December 31, 2020	Period from January 1, 2020 to February 9, 2020	Year ended December 31, 2019
Beginning balance	$509	$491	$—
Allowance for doubtful accounts	323	26	761
Write-offs, net	(17)	—	—
Foreign currency translation	22	(8)	(270)

Ending balance	$837	$509	$491

Real Property Interests

Real Property Interests

The Company’s core business is to contract for the purchase of telecom real property interests and contractual rights, typically as leasehold interests or fee simple interests, either through an up-front payment or on an installment basis from property owners who have leased their property to companies that own digital telecommunications infrastructure assets. The costs of acquiring a real property interest are recorded either as a right-of-use asset, if the arrangement is determined to be a lease at the inception of the agreement under ASC Topic 842, Leases (“ASC 842”), or as an intangible asset in Telecom real property interests, net in the condensed consolidated balance sheet, if the acquisition meets the definition of an asset acquisition. Telecom real property interests are stated at cost less accumulated amortization, and amortization is computed using the straight-line method over the estimated useful lives of these real property interests, which is estimated as the lesser of the useful life of the underlying digital infrastructure asset or the term of the arrangement.

On January 1, 2019, the Predecessor adopted the guidance in ASC 842 using the modified retrospective method applied to lease arrangements that were in place on the transition date. The Predecessor elected certain available practical expedients which permit the adopter to not reassess certain items upon adoption, including: (i) whether any existing contracts are or contain leases, (ii) the classification of existing leases, (iii) initial direct costs for existing leases and (iv) short-term leases, which permits an adopter to not apply the lease standard to leases with a remaining maturity of one year or less and applied the new lease accounting standard to all leases, including short-term leases. The Predecessor also elected the practical expedient related to easements, which permits carryforward accounting treatment for land easements (included in Telecom real property interests, net in the condensed consolidated balance sheets) on existing agreements.

Under ASC 842, the Company determines if an arrangement, including leasehold interest arrangements, is a lease at the inception of the agreement. The Company considers an arrangement to be a lease if it conveys the right to control the use of the asset for a specific period of time in exchange for consideration. ASC 842 requires the Company to recognize a right-of-use asset and a lease liability arising from a lease arrangement, which also must be classified as either a financing or an operating lease. This classification determines whether the lease expense associated with future lease payments is recognized based on an effective interest method or on a straight-line basis over the term of the lease.

For each arrangement determined to be a lease, the Company records a lease liability at the present value of the arrangement’s remaining contractually-required payments and a right-of-use asset in the same amount plus any upfront payments made under the arrangement and any initial direct costs. Each leasing arrangement is classified as either a finance or operating lease. Finance lease right-of-use assets are amortized over the lesser of the lease term or the estimated useful life of the underlying asset associated with the leasing arrangement, which is estimated to be twenty-five years. To determine the lease term, the Company considers all renewal periods that are reasonably certain to be exercised, taking into consideration all economic factors, including the wireless or digital infrastructure asset’s estimated economic life.

Real Property Interests

The Company’s core business is to contract for the purchase of leasehold interests either through an up-front payment or on an installment basis from property owners who have leased their property to companies that own telecommunications infrastructure assets at cell sites. Real property interests include costs recorded under leasehold interest arrangements either as intangible assets or right-of-use assets, depending on whether or not the arrangement is determined to be a lease at the inception of the agreement under ASC Topic 842, Leases (“ASC 842”). For acquisitions of real property interests that meet the definition of an asset acquisition, the cell site leasehold interests are recorded as intangible assets and are stated at cost less accumulated amortization, and amortization is computed using the straight-line method over the estimated useful lives of these real property interests, which is estimated as the lesser of the useful life of the underlying cell site asset or the term of the arrangement.

On January 1, 2019, the Predecessor adopted the guidance in ASC 842 using the modified retrospective method applied to lease arrangements that were in place on the transition date. The Predecessor elected certain available practical expedients which permit the adopter to not reassess certain items upon adoption, including: (i) whether any existing contracts are or contain leases, (ii) the classification of existing leases, (iii) initial direct costs for existing leases and (iv) short-term leases, which permits an adopter to not apply the lease standard to leases with a remaining maturity of one year or less and applied the new lease accounting standard to all leases, including short-term leases. The Predecessor also elected the practical expedient related to easements, which permits carryforward accounting treatment for land easements (included in cell site leasehold interests in the consolidated balance sheets) on existing agreements.

Under ASC 842, the Company determines if an arrangement, including leasehold interest arrangements, is a lease at the inception of the agreement. The Company considers an arrangement to be a lease if it conveys the right to control the use of the asset for a specific period of time in exchange for consideration. ASC 842 requires the Company to recognize a right-of-use asset and a lease liability arising from a lease arrangement, which also must be classified as either a financing or an operating lease. This classification determines whether the lease expense associated with future lease payments is recognized based on an effective interest method or on a straight-line basis over the term of the lease.

For each arrangement determined to be a lease, the Company records a lease liability at the present value of the arrangement’s remaining contractually-required payments and a right-of-use asset in the same amount plus any upfront payments made under the arrangement and any initial direct costs. Each leasing arrangement is classified as either a finance or operating lease. Finance lease right-of-use assets are amortized over the lesser of the lease term or the estimated useful life of the underlying asset associated with the leasing arrangement, which is estimated to be twenty-five years. To determine the lease term, the Company considers all renewal periods that are reasonably certain to be exercised, taking into consideration all economic factors, including the cell site’s estimated economic life.

Operating Leases

Operating Leases

Rights and obligations are primarily related to operating leases for office space. At lease commencement, the Company records a liability and a corresponding right-of-use asset for each operating lease, measured at the present value of the unpaid lease payments, plus any initial direct costs incurred and less any lease incentives received. Leases with an initial term of twelve months or less are not recorded in the condensed consolidated balance sheet. The Company records lease expense for operating leases on a straight-line basis over the lease term.

Operating Leases

Rights and obligations are primarily related to operating leases for office space. At lease commencement, the Company records a liability and a corresponding right-of-use asset for each operating lease, measured at the present value of the unpaid lease payments, plus any initial direct costs incurred and less any lease incentives received. Leases with an initial term of twelve months or less are not recorded in the consolidated balance sheet. The Company records lease expense for operating leases on a straight-line basis over the lease term.

Property and Equipment

Property and Equipment

Property and equipment, which primarily consists of computer hardware and software, office furniture and tenant improvements, are stated at cost, less accumulated depreciation. Additions and improvements that extend the economic useful life of the asset are capitalized and depreciated over the remaining useful lives of the assets. The cost and accumulated depreciation of assets sold or retired are removed from the respective accounts, and any resulting gain or loss is reflected in the condensed consolidated statement of operations. Depreciation is recognized using the straight-line method in amounts considered to be sufficient to allocate the cost of the assets to operations over their estimated useful lives. Depreciation expense was $168 and $53 for the three months ended March 31, 2021 and the period from February 10 to March 31, 2020 (Successor), respectively, $44 for the period from January 1 to February 9, 2020 (Predecessor).

Property and Equipment

Property and equipment, which primarily consists of computer hardware and software, office furniture and tenant improvements, are stated at cost, less accumulated depreciation. Additions and improvements that extend the economic useful life of the asset are capitalized and depreciated over the remaining useful lives of the assets. The cost and accumulated depreciation of assets sold or retired are removed from the respective accounts, and any resulting gain or loss is reflected in the consolidated statement of operations. Depreciation is recognized using the straight-line method in amounts considered to be sufficient to allocate the cost of the assets to operations over their estimated useful lives, which generally range from two to three years. Depreciation expense was $388 for the period from February 10 to December 31, 2020 (Successor), $44 for the period from January 1 to February 9, 2020 (Predecessor), and $373 for the year ended December 31, 2019 (Predecessor). As of December 31, 2020 (Successor) and December 31, 2019 (Predecessor), accumulated depreciation was $1,810 and $1,423, respectively.

Long-Lived Assets, Including Definite-Lived Intangible Assets

Long-Lived Assets, Including Definite-Lived Intangible Assets

The Company’s primary long-lived assets include real property interests and intangible assets. Intangible assets recorded for in-place tenant leases are stated at cost less accumulated amortization and are amortized on a straight-line basis over the remaining lease term with the in-place tenant, including lease renewal periods. The carrying amount of any long-lived asset group is evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable through the estimated undiscounted future cash flows derived from such assets. If the carrying amount of the long-lived asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. The Company reviewed the portfolio of real property interests and intangible assets for impairment, in which the Company identified wireless communication sites for which impairment charges were recorded in Impairment – decommissions in the condensed consolidated statements of operations.

Long-Lived Assets, Including Definite-Lived Intangible Assets

The Company’s primary long-lived assets include real property interests and intangible assets. Intangible assets recorded for in-place tenant leases are stated at cost less accumulated amortization and are amortized on a straight-line basis over the remaining cell site lease term with the in-place tenant, including lease renewal periods. The carrying amount of any long-lived asset group is evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable through the estimated undiscounted future cash flows derived from such assets. If the carrying amount of the long-lived asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. The Company reviewed the portfolio of real property interests and intangible assets for impairment, in which the Company identified cell sites for which impairment charges were recorded in Impairment – decommission of cell sites in the consolidated statements of operations.

Goodwill

Goodwill

Goodwill, which represents the excess of purchase price over the fair value of net assets acquired, is carried at cost in a transaction accounted for as a business combination in accordance with ASC 805. Goodwill is not amortized; rather, it is subject to a periodic assessment for impairment by applying a fair value based test. The Company is organized in one reporting unit and evaluates the goodwill for the Company as a whole. Goodwill is assessed for impairment on an annual basis as of November 30th of each year or more frequently if events or changes in circumstances indicate that the asset might be impaired. Under the authoritative guidance issued by the FASB, the Company has the option to first assess the qualitative factors to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform a quantitative goodwill impairment test. If the Company determines that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, then the goodwill impairment test is performed. The goodwill impairment test requires the Company to estimate the fair value of the reporting unit and to compare the fair value of the reporting unit with its carrying amount. If the fair value exceeds the carrying amount, then no impairment is recognized. If the carrying amount recorded exceeds the fair value calculated, then an impairment charge is recognized for the difference. There was no impairment of goodwill for the three months ended March 31, 2021.

Goodwill

Goodwill, which represents the excess of purchase price over the fair value of net assets acquired, is carried at cost in a transaction accounted for as a business combination in accordance with ASC 805. Goodwill is not amortized; rather, it is subject to a periodic assessment for impairment by applying a fair value based test. The Company is organized in one reporting unit and evaluates the goodwill for the Company as a whole. Goodwill is assessed for impairment on an annual basis as of November 30th of each year or more frequently if events or changes in circumstances indicate that the asset might be impaired. Under the authoritative guidance issued by the FASB, the Company has the option to first assess the qualitative factors to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform a quantitative goodwill impairment test. If the Company determines that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, then the goodwill impairment test is performed. The goodwill impairment test requires the Company to estimate the fair value of the reporting unit and to compare the fair value of the reporting unit with its carrying amount. If the fair value exceeds the carrying amount, then no impairment is recognized. If the carrying amount recorded exceeds the fair value calculated, then an impairment charge is recognized for the difference. There was no impairment of goodwill for the period from February 10, 2020 to December 31, 2020 (Successor).

Revenue Recognition

Revenue Recognition

The Company receives rental payments from in-place tenants of wireless communication sites under operating lease agreements. Revenue is recorded as earned over the period in which the lessee is given control over the use of the wireless communication sites and recorded over the term of the lease, not including renewal terms, since the operating lease arrangements are cancellable by the tenant.

Rent received in advance is recorded when the Company receives advance rental payments from the in-place tenants. Contractually owed lease prepayments are typically paid one month to one year in advance. At March 31, 2021 and December 31, 2020, the Company’s rent received in advance was $23,276 and $19,587, respectively.

Revenue Recognition

The Company receives rental payments from in-place tenants of wireless communication sites under operating lease agreements. Revenue is recorded as earned over the period in which the lessee is given control over the use of the wireless communication sites and recorded over the term of the lease, not including renewal terms, since the operating lease arrangements are cancellable by the tenant.

Rent received in advance is recorded when the Company receives advance rental payments from the in-place tenants. Contractually owed lease prepayments are typically paid one month to one year in advance. At December 31, 2020 (Successor) and December 31, 2019 (Predecessor), the Company’s rent received in advance was $19,587 and $13,856, respectively.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled.

The Company reduces the carrying amounts of deferred tax assets by a valuation allowance if, based on the available evidence, it is more likely than not that such assets will not be realized. The need to establish valuation allowances for deferred tax assets is assessed quarterly. In assessing the requirement for, and amount of, a valuation allowance in accordance with the more likely than not standard for all periods, the Company considers all positive and negative evidence related to the realization of the deferred tax assets. This assessment considers, among other matters, the nature and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carryforward periods, and tax planning alternatives. A history of cumulative losses is a significant piece of negative evidence used in the assessment. If a history of cumulative losses is incurred for a tax jurisdiction, forecasts of future profitability are not used as positive evidence related to the realization of the deferred tax assets in the assessment.

For periods after the consummation of the Transaction, the Company is subject to U.S. federal and state income taxes. Additionally, AP WIP Investments files income tax returns in the various state and foreign jurisdictions in which it operates. AP WIP Investments’ tax returns are subject to tax examinations by foreign tax authorities until the expiration of the respective statutes of limitation. AP WIP Investments currently has no tax years under examination.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest related to unrecognized tax benefit obligations and penalties as a component of income tax expense in the accompanying condensed consolidated statements of operations.

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled.

The Company reduces the carrying amounts of deferred tax assets by a valuation allowance if, based on the available evidence, it is more likely than not that such assets will not be realized. The need to establish valuation allowances for deferred tax assets is assessed quarterly. In assessing the requirement for, and amount of, a valuation allowance in accordance with the more likely than not standard for all periods, the Company considers all positive and negative evidence related to the realization of the deferred tax assets. This assessment considers, among other matters, the nature and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carryforward periods, and tax planning alternatives. A history of cumulative losses is a significant piece of negative evidence used in the assessment. If a history of cumulative losses is incurred for a tax jurisdiction, forecasts of future profitability are not used as positive evidence related to the realization of the deferred tax assets in the assessment.

For periods after the consummation of the Transaction, the Company is subject to U.S. federal and state income taxes. Additionally, AP WIP Investments files income tax returns in the various state and foreign jurisdictions in which it operates. AP WIP Investments’ tax returns are subject to tax examinations by foreign tax authorities until the expiration of the respective statutes of limitation. AP WIP Investments currently has no tax years under examination.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest related to unrecognized tax benefits and penalties as a component of income tax expense in the accompanying consolidated statements of operations.

Share-based compensation

Share-based compensation

The Company expenses share-based compensation over the requisite service period of the awards (usually the vesting period) based on the grant date fair value of awards. For share-based compensation awards with performance-based milestones, the expense is recorded over the service period after the achievement of the milestone is probable or the performance condition is achieved. An offsetting increase to stockholders’ equity is recognized equal to the amount of the compensation expense charge. The Company recognizes forfeitures as they occur as a reduction of share-based compensation expense in the condensed consolidated statement of operations.

Share-based compensation

The Company expenses share-based compensation over the requisite service period of the awards (usually the vesting period) based on the grant date fair value of awards. For share-based compensation awards with performance-based milestones, the expense is recorded over the service period after the achievement of the milestone is probable or the performance condition is achieved. An offsetting increase to stockholders’ equity is recognized equal to the amount of the compensation expense charge. The Company recognizes forfeitures as they occur as a reduction of share-based compensation expense in the consolidated statement of operations.

Warrants

Warrants

The Company has warrants that were issued with its Ordinary Shares and Series A Founder Preferred Shares that were determined to be equity classified in accordance with ASC Topic 815, Derivatives and Hedging. The Company also issued warrants with shares issued to non-founder directors for compensation that were determined to be equity classified in accordance with ASC Topic 718, Compensation – Stock Compensation (“ASC 718”). The fair value of the warrants was recorded as additional paid-in capital on the issuance date, and no further adjustments were made.

Basic and Diluted Earnings (Loss) per Common Share

Basic and Diluted Earnings (Loss) per Common Share

Basic earnings (loss) per common share excludes dilution and is computed by dividing net income (loss) attributable to common shares by the weighted average number of common shares outstanding during the period. The Company has determined that its Series A Founder Preferred Stock (as defined in Note 11) are participating securities as the Series A Founder Preferred Stock participate in undistributed earnings on an as-if-converted basis. Accordingly, the Company uses the two-class method of computing earnings per share, for common shares and Series A Founder Preferred Stock according to participation rights in undistributed earnings. Under this method, net income applicable to holders of common shares is allocated on a pro rata basis to the holders of common shares and Series A Founder Preferred Stock to the extent that each class may share in the Company’s income for the period; whereas undistributed net loss is allocated only to common shares because Series A Founder Preferred Stock are not contractually obligated to share in the Company’s losses.

Diluted earnings per common share reflects the potential dilution that would occur if securities were exercised or converted into common shares. The Company’s dilutive securities include Series A Founder Preferred Stock, Warrants, stock options, and restricted shares. To calculate the number of shares for diluted earnings per common share, the effect of the participating preferred stock is computed using the as-if-converted method, and effects of the Warrants, stock options, LTIP Units (as defined in Note 12) and restricted shares are computed using the treasury stock method. For all periods presented with a net loss, the effects of any incremental potential common shares have been excluded from the calculation of loss per common share because their effect would be anti-dilutive. Therefore, the weighted-average shares outstanding used to calculate both basic and diluted loss per common share are the same for periods with a net loss attributable to common shareholders of Radius.

Basic and Diluted Earnings per Common Share

Basic earnings (loss) per common share excludes dilution and is computed by dividing net income (loss) attributable to common shares by the weighted average number of common shares outstanding during the period. The Company has determined that its Series A Founder Preferred Shares are participating securities as the Series A Founder Preferred Shares participate in undistributed earnings on an as-if-converted basis. Accordingly, the Company uses the two-class method of computing earnings per share, for common shares and Series A Founder Preferred Shares according to participation rights in undistributed earnings. Under this method, net income applicable to holders of common shares is allocated on a pro rata basis to the holders of common shares and Series A Founder Preferred Shares to the extent that each class may share in the Company’s income for the period; whereas undistributed net loss is allocated only to common shares because Series A Founder Preferred Shares are not contractually obligated to share in the Company’s losses.

Diluted earnings per common share reflects the potential dilution that would occur if securities were exercised or converted into common shares. The Company’s dilutive securities include Series A Founder Preferred Shares, warrants, stock options, and restricted shares. To calculate the number of shares for diluted earnings per common share, the effect of the participating preferred shares is computed using the as-if-converted method, and effects of the warrants, stock options, LTIP Units (as defined in Note 13) and restricted shares are computed using the treasury stock method. For all periods presented with a net loss, the effects of any incremental potential common shares have been excluded from the calculation of loss per common share because their effect would be anti-dilutive. Therefore, the weighted-average shares outstanding used to calculate both basic and diluted loss per common share are the same for periods with a net loss attributable to common shareholders of Radius.

Because the Company’s shares of Class B common stock (the “Class B Shares”) and shares of preferred stock, designated as Series B Founder Preferred Stock (the “Series B Founder Preferred Shares”) do not confer upon the holder a right to receive distributions, neither share class is included in the Company’s computation of basic or diluted earnings (loss) per common share.

Segment Reporting

Segment Reporting

The Company operates in one reportable segment which focuses on aggregating rental streams underlying wireless and other digital infrastructure sites through the acquisition of telecom real property interests and contractual rights. The Company’s business offerings have similar economic and other characteristics, including the types of customers, distribution methods and regulatory environment. The chief operating decision maker of the Company reviews investment specific data to make resource allocation decisions and assesses performance by review of profit and loss information on a consolidated basis. The condensed consolidated financial statements reflect the financial results of the Company’s one reportable segment.

Segment Reporting

The Company operates in one reportable segment which focuses on leasing cell sites to companies that own and operate cellular communication towers and other infrastructure. The Company’s business offerings have similar economic and other characteristics, including the types of customers, distribution methods and regulatory environment. The chief operating decision maker of the Company reviews investment specific data to make resource allocation decisions and assesses performance by review of profit and loss information on a consolidated basis. The consolidated financial statements reflect the financial results of the Company’s one reportable segment.

Foreign Currency

Foreign Currency

The Company’s reporting currency is the U.S. dollar. Typically, the functional currency of each of the Company’s foreign operating subsidiaries is the respective local currency. Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign currency assets and liabilities are translated into the reporting currency using the exchange rate prevailing at the balance sheet date, while revenue and expenses are translated at the average exchange rates during the period. Foreign exchange gains and losses arising from translation are included in accumulated other comprehensive income (loss) in the condensed consolidated balance sheet.

Foreign Currency

The Company’s reporting currency is the U.S. dollar. Typically, the functional currency of each of the Company’s foreign operating subsidiaries is the respective local currency. Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign currency assets and liabilities are translated into the reporting currency using the exchange rate prevailing at the balance sheet date, while revenue and expenses are translated at the average exchange rates during the period. Foreign exchange gains and losses arising from translation are included in accumulated other comprehensive income in the consolidated balance sheet.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Accounting Pronouncements Recently Adopted

In December 2019, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. The ASU removes certain exceptions for recognizing deferred taxes for investments, performing intraperiod allocation and calculating income taxes in interim periods. The ASU also adds guidance to reduce complexity in certain areas, including recognizing deferred taxes for goodwill and allocating taxes to members of a consolidated group. The ASU is effective for annual reporting periods beginning after December 15, 2020, including interim reporting periods within those annual periods, with early adoption permitted. The Company adopted the new standard on January 1, 2021, and the adoption did not have an impact on its condensed consolidated financial statements.

Recent Accounting Pronouncements

Accounting Pronouncements Recently Adopted

In June 2016, the FASB issued guidance that modifies how entities measure credit losses on most financial instruments. The new guidance replaces the current “incurred loss” model with an “expected credit loss” model that requires consideration of a broader range of information to estimate expected credit losses over the lifetime of the asset. Effective January 1, 2020, the Company adopted the new guidance and the Company noted that operating lease receivables are not within the scope of this guidance. As such, there was no cumulative-effect adjustment to the consolidated balance sheet as of the effective date. The adoption of this guidance did not have an impact on the Company’s consolidated financial statements.

In January 2017, the FASB issued Accounting Standard Update (“ASU”) No. 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. The new ASU removes Step 2 of the goodwill impairment test and requires the assessment of fair value of individual assets and liabilities of a reporting unit to measure goodwill impairments. Goodwill impairment will then be the amount by which a reporting unit’s carrying amount exceeds its fair value. The Company adopted the new standard on January 1, 2020, and the adoption did not have an impact on its consolidated financial statements.

In April 2019, the FASB issued ASU No. 2019-04, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments, to clarify and address implementation issues around the new standards related to credit losses, hedging and recognizing and measuring financial instruments. The Company adopted the new standard on January 1, 2020, and the adoption did not have an impact on its consolidated financial statements.

In March 2020, the FASB issued ASU No. 2020-03, Codification Improvements to Financial Instruments. The ASU clarifies disclosure guidance for fair value options, adds clarifications to the subsequent measurement of fair value, clarifies disclosure for depository and lending institutions, clarifies the line-of-credit or revolving-debt arrangements guidance, and the interaction of Financial Instruments—Credit Losses (Topic 326) with Leases (Topic 842) and Transfers and Servicing-Sales of Financial Assets (Subtopic 860-20). The Company adopted the new standard on January 1, 2020, and the adoption did not have an impact on its consolidated financial statements.

In April 2020, the FASB issued a question-and-answer document (the “Lease Modification Q&A”) focused on the application of lease accounting guidance to lease concessions, provided as a result of the COVID-19 pandemic. Under ASC 842, the Company would have to determine, on a lease-by-lease basis, if a concession was (i) the result of a new lease agreement and as such treated within the lease modification accounting framework or (ii) under the enforceable rights and obligations within the existing lease agreement and, as such, precluded from applying the lease modification accounting framework. For lease concessions related to the effects of the COVID-19 pandemic, the Lease Modification Q&A allows that an entity can elect not to apply the lease modification framework in ASC 842 to the related arrangements and, therefore will not have to analyze each contract to determine whether enforceable rights and obligations for concessions exist in the contract, provided that the election is applied consistently to leases with similar characteristics and circumstances. The Company adopted the guidance in the Lease Modification Q&A, which had no material impact on its consolidated financial statements.

Accounting Pronouncements Not Yet Adopted

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. The ASU removes certain exceptions for recognizing deferred taxes for investments, performing intra-period allocation and calculating income taxes in interim periods. The ASU also adds guidance to reduce complexity in certain areas, including recognizing deferred taxes for goodwill and allocating taxes to members of a consolidated group. The ASU is effective for annual reporting periods beginning after December 15, 2020, including interim reporting periods within those annual periods, with early adoption permitted. The Company’s adoption of ASU No. 2019-12 is not expected to have a material impact on its consolidated financial statements.